Advance to Suppliers, Net (Tables)	12 Months Ended
Dec. 31, 2023
Advance to Suppliers, Net [Abstract]
Schedule of Advances to Suppliers	Advances to suppliers consisted of the following:
	December 31, 2023	December 31, 2022

Advances for products purchasing from third-parties	$4,076,231	$22,644,684
Advances for products purchasing from related parties	9,874,545	-
Subtotal	13,950,776	22,644,684
Less: allowance for credit losses	(569,799)	(902,189)
Advance to suppliers, net	$13,380,977	$21,742,495

Schedule of Movement in the Allowance for Credit Losses	The following table presents movement in the allowance for credit losses:
December 31, 2023

Balance as of the beginning of year	$902,189
Reversals when collected	(310,480)
Translation adjustments	(21,910)
Balance as of the end of year	$569,799